Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax
Schedule of income tax in consolidated statements of operations

	2020			2019			2018
Current year income tax expense	Ps.	(90,609)		Ps.	(281,491)		Ps.	(232,824)
Deferred income tax benefit (expense)		1,496,793	(1)		(813,340)	(2)		582,644	(3)
Total income tax benefit (expense)	Ps.	1,406,184		Ps.	(1,094,831)		Ps.	349,820

(1)    Includes translation effect by Ps.2,035

(2)    Includes translation effect by Ps.(2,278)

(3)    Includes translation effect by Ps.2,680

Schedule of income tax in consolidated statements of OCI

	2020		2019		2018
Deferred income tax related to items recognized in OCI during the year
Net gain (loss) cash flow hedges	Ps.	46,835	Ps.	(74,820)	Ps.	85,107
Remeasurement (loss) gain of employee benefits		794		3,058		(1,797)
Deferred income tax charged to OCI	Ps.	47,629	Ps.	(71,762)	Ps.	83,310

Schedule of reconciliation of corporate income tax rate to effective tax rate

	2020	2019	2018
Statutory income tax rate	30.00%	30.00%	30.00%
Amendment tax return effects and other tax adjustments	0.92%	(0.51)%	0.05%
Inflation on furniture, intangible and equipment	0.29%	(0.48)%	2.08%
Inflation of tax losses	0.23%	(0.21)%	1.16%
Foreign countries difference with Mexican statutory rate	(0.06)%	0.11%	(0.02)%
Annual inflation adjustment	(0.91)%	(0.05)%	0.26%
Unrecorded deferred taxes on tax losses	(1.29)%	0.27%	(3.96)%
Non-deductible expenses	(4.51)%	0.19%	(2.51)%
	24.67%	29.32%	27.06%

Schedule of consolidated deferred taxes

	2020				2019
	Consolidated		Consolidated		Consolidated		Consolidated
	statement of		statement of		statement of		statement of
	financial position		operations		financial position		operations

Deferred income tax assets:
Lease liability	Ps.	13,239,254	Ps.	1,084,140	Ps.	12,155,114	Ps.	313,137
Unearned transportation revenue		1,233,661		436,598		797,063		61,708
Extension lease agreement		773,443		314,100		459,343		(137,639)
Tax losses available for offsetting against future taxable income		576,422		272,452		303,970		(5,350)
Intangible		420,908		(25,941)		446,849		(13,741)
Allowance for doubtful accounts		61,565		47,476		14,089		9,187
Employee benefits		15,191		2,934		11,463		2,958
Financial instruments		7,948		(22)		(38,865)		—
Employee profit sharing		4,323		(2,904)		7,227		2,734
Provisions		(91,253)		(442,598)		351,345		60,655
Non derivative financial instruments		(473,242)		(477,471)		4,229		4,229
		15,768,220		1,208,764		14,511,827		297,878
Deferred income tax liabilities:
Right of use asset		10,292,753		55,824		10,236,929		672,311
Supplemental rent		1,878,865		171,916		1,706,949		111,430
Rotable spare parts, furniture and equipment, net		707,092		(177,384)		884,476		239,452
Inventories		83,402		(6,885)		90,287		1,392
Other prepayments		9,786		(17,942)		27,728		(4,329)
Prepaid expenses and other assets		(132,462)		(311,523)		179,061		88,683
		12,839,436		(285,994)		13,125,430		1,108,939
	Ps.	2,928,784	Ps.	1,494,758	Ps.	1,386,397	Ps.	(811,061)

Schedule of components of deferred taxes in the consolidated statement of financial position

	2020		2019

Deferred tax assets	Ps.	3,128,555	Ps.	1,542,536
Deferred tax liabilities		(199,771)		(156,139)
Deferred tax assets, net	Ps.	2,928,784	Ps.	1,386,397

Schedule of reconciliation of deferred tax liability, net

	2020		2019
Opening balance as of January 1,	Ps.	1,386,397	Ps.	2,269,220
Deferred income tax (expense) benefit during the current year recorded on profits		1,494,758		(811,061)
Deferred income tax (expense) benefit during the current year recorded in accumulated other comprehensive income (loss)		47,629		(71,762)
Closing balance as of December 31,	Ps.	2,928,784	Ps.	1,386,397

Schedule of available tax carry-forwards

An analysis of the available tax losses carry-forward of the Company at December 31, 2020 is as follows:

Year	Historical		Adjusted				Total remaining		Year of
of loss	loss		tax loss		Utilized		amount		expiration
2017	Ps.	1,067,836	Ps.	1,206,232	Ps.	217,393	Ps.	988,839	2027
2018		92,604		92,604		78,849		13,755	2021
2019		4,922		5,186		—		5,186	2029
2020		863,847		878,533		—		878,533	2030
2020		55,751		55,751		—		55,751	2023
	Ps.	2,084,960	Ps.	2,238,306	Ps.	296,242	Ps.	1,942,064

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries at December 31, 2020 is as follows:

	Historical		Adjusted				Total
	loss		tax loss		Utilized		remaining amount
Comercializadora	Ps.	42,777	Ps.	43,685	Ps.	—	Ps.	43,685
Concesionaria		1,875,180		2,027,302		217,393		1,809,909
Operaciones Volaris		18,648		18,965		—		18,965
Vuela Aviación		148,355		148,354		78,849		69,505
	Ps.	2,084,960	Ps.	2,238,306	Ps.	296,242	Ps.	1,942,064
Unrecognized NOLs								20,657
							Ps.	1,921,407
Tax rate								30%
Deferred income tax							Ps.	576,422

Schedule of tax balances

	2020
Adjusted contributed capital account (Cuenta de capital de aportación or “CUCA”)	Ps.	4,607,752
CUFIN*		3,241,275
*The calculation comprises all the subsidiaries of the Company.